Average Annual Total Returns - Invesco International Corporate Bond ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P International Corporate Bond Index® (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	S&P International Corporate Bond Index® (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	S&P International Corporate Bond Index® (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Bloomberg Barclays Pan-European Aggregate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Pan-European Aggregate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Pan-European Aggregate Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.56%	5.36%	3.49%	11.97%	4.93%	2.82%	7.42%	3.97%	2.43%	12.70%	5.35%	3.34%	12.88%	5.04%	3.39%